CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in EUR per share)	€ 0.06	€ 0.06	€ 0.06
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued (in shares)	76,567,325	80,756,860	82,495,086
Ordinary shares, shares outstanding (in shares)	76,567,325	80,756,860	82,495,086